MERRILL LYNCH
READY ASSETS
TRUST




FUND LOGO




Annual Report

December 31, 1999




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the US Government. There can be no assurance that the Trust will be able to maintain a stable net asset value of $1.00 per share. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust
December 31, 1999


DEAR SHAREHOLDER

For the year ended December 31, 1999, Merrill Lynch Ready Assets
Trust paid shareholders a net annualized dividend of 4.74%*. For the six-month period ended December 31, 1999, the Trust paid shareholders a net annualized dividend of 5.03%*. The Trust's 7-day yield as of December 31, 1999 was 5.34%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at December 31, 1999 was 57 days, compared to 70 days at June 30, 1999.


The Environment
The US economy finished 1999 with strong growth, low inflation, accelerating productivity, strong earnings and rising real wages. At its meeting on November 16, 1999, the Federal Reserve Board announced its move to tighten by 25 basis points (0.25%), essentially putting short-term interest rates back to where they were before the three quarter-point cuts that were made in the fall of 1998. Monetary policy was kept steady at the central bank's last meeting in 1999 on December 21 over Year 2000 concerns, but indications point to further tightening in early 2000. (The Federal Reserve Board did raise the Federal Funds rate by 0.25% on February 2, 2000.)

US stock markets rebounded in October and advanced on a technology-driven rally in November. Significant strength in small-capitalization stocks also emerged in November, particularly in the small cap growth sector. Overall, US stock markets ended the year at new highs. In the fixed-income area, the 30-year Treasury bond yield hit a two-year high over concerns of the continued strength of the economy and potential future action by the Federal Reserve Board.

Early in the six-month period ended December 31, 1999, we had a more constructive view of the market as Year 2000 concerns steepened the yield curve. As money market products became available at attractive levels, we placed a modest amount of maturities in December for liquidity purposes. Later in the period, as a hedge against rising interest rates, we increased our holdings of floating rate securities with an emphasis on those linked to one-month and three-month London Interbank Offered Rates.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


The portfolio's composition at the end of December and as of our last report is detailed below:

                                             12/31/99   6/30/99

Bank Notes                                     5.8%        6.1%
Certificates of Deposit                        0.7          --
Certificates of Deposit--European               --         1.2
Certificates of Deposit--Yankee++              8.1         6.2
Commercial Paper                              47.7        47.8
Corporate Notes                               11.2        11.1
Funding Agreements                             2.4         2.2
Master Notes                                   0.3         4.9
Promissory Notes                               4.4         --
Time Deposits                                  3.9         --
US Government, Agency & Instrumentality
  Obligations--Discount                        0.8         3.8
US Government, Agency & Instrumentality
  Obligations--Non-Discount                   14.8        18.5
Liabilities in Excess of Other Assets         (0.1)       (1.8)
                                             ------      ------
Total                                        100.0%      100.0%
                                             ======      ======

++US branches of foreign banks.


In Conclusion
We appreciate your investment in Merrill Lynch Ready Assets Trust, and we look forward to sharing our investment outlook with you in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and Portfolio Manager


February 9, 2000



Merrill Lynch Ready Assets Trust
December 31, 1999

SCHEDULE OF INVESTMENTS                                         (in Thousands)
                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date            Value
Bank Notes--5.8%

American Express        $   20,000        5.70%++       4/17/2000      $    20,000
Centurion Bank              24,000        5.70++        4/24/2000           23,999
                            25,000        5.70++        4/27/2000           25,000
                            25,000        5.70++        5/05/2000           25,000
                            35,000        5.70++        5/18/2000           35,000
                            21,000        5.75++        7/13/2000           21,000

Bank One, IL, NA            30,000        6.087++      10/06/2000           29,866

Comerica Bank               20,000        5.63++        5/01/2000           19,995

First USA Bank              10,000        6.215        10/18/2000            9,961

First Union                 20,000        5.30          3/01/2000           19,974
National Bank               25,000        5.70++        5/08/2000           25,000

Fleet National Bank         25,000        5.71++        7/13/2000           24,995

KeyBank NA                  35,000        6.235++       3/20/2000           35,000

NationsBank NA              25,000        5.67++        3/16/2000           24,998

US Bank, NA                 20,000        5.61          6/26/2000           19,948

Total Bank Notes (Cost--$359,968)                                          359,736

Certificates of Deposit--0.7%

First Union                 20,000        5.75++        7/19/2000           19,986
National Bank               25,000        6.543++       8/31/2000           24,828

Total Certificates of Deposit (Cost--$45,000)                               44,814

Certificates of Deposit--Yankee--8.1%

Bank Austria AG, NY         25,000        5.20          5/08/2000           24,908

Bank of Nova                25,000        5.26          3/10/2000           24,955
Scotia, NY

Bayerische Hypo-und-        20,000        5.15          3/23/2000           19,953
Vereinsbank AG, NY          20,000        5.15          4/28/2000           19,931

Bayerische                  25,000        6.433++      11/09/2000           24,985
Landesbank
Girozentrale, NY

Commerzbank                 10,000        5.085         2/17/2000            9,982
AG, NY                      20,000        5.15          3/24/2000           19,952
                            20,000        5.20          3/28/2000           19,952
                            20,000        5.17          3/31/2000           19,949
                            15,000        6.389++       4/10/2000           14,998
                            15,000        5.15          4/20/2000           14,952
                            24,500        5.15          5/08/2000           24,406
                            25,000        5.77          7/03/2000           24,936

Credit Agricole             10,000        5.11          4/06/2000            9,971
Indosuez, NY                25,000        6.459++      11/08/2000           24,987
                            30,000        5.564++      11/29/2000           29,981


Merrill Lynch Ready Assets Trust
December 31, 1999

SCHEDULE OF INVESTMENTS (continued)                           (in Thousands)
                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date            Value
Certificates of Deposit--Yankee (concluded)

Credit Suisse First     $   20,000        5.72%++       6/12/2000      $    19,985
Boston, NY

Deutsche Bank               30,000        6.00         11/13/2000           29,890
AG, NY

Societe Generale, NY        20,000        5.18          2/28/2000           19,969
                            20,000        5.29          3/03/2000           19,970
                            15,000        5.13          4/07/2000           14,956
                            30,000        6.448++      11/09/2000           29,982

Svenska Handels-            10,000        5.195         2/28/2000            9,985
banken AB, NY

UBS AG, NY                  30,000        6.06         11/20/2000           29,901

Total Certificates of Deposit--
Yankee (Cost--$504,360)                                                    503,436

Commercial Paper--47.7%

AT&T Corporation            15,000        6.134         7/13/2000           14,991

Alpine Securitization       25,000        6.05          1/13/2000           24,947
Corporation                 30,000        6.00          1/14/2000           29,930
                            30,000        6.70          1/20/2000           29,888

Amsterdam Funding            7,000        6.08          1/11/2000            6,987
Corporation                 15,000        6.03          1/13/2000           14,968
                            20,000        5.85          1/14/2000           19,955
                            25,000        5.45          1/18/2000           24,926
                            33,000        6.05          1/27/2000           32,850

Apreco, Inc.                15,450        6.05          1/26/2000           15,382
                            20,000        5.90          2/02/2000           19,892
                            10,000        6.05          2/11/2000            9,931
                            20,000        5.95          2/24/2000           19,811
                            14,550        6.05          2/25/2000           14,410

Asset Securitization        30,000        6.571         3/13/2000           30,000
Cooperative Corp.

BILLS Securitization        20,000        5.95          2/08/2000           19,873
Ltd.

BankAmerica Corp.           25,000        6.03          3/23/2000           24,667

Bear Stearns                20,000        5.79          3/07/2000           19,787
Companies, Inc.             40,000        5.79          3/08/2000           39,567
                            25,000        5.79          3/09/2000           24,725

CXC Incorporated            20,000        5.93          1/20/2000           19,934
                            20,000        6.02          1/20/2000           19,934
                            25,000        6.15          2/01/2000           24,863
                            20,000        5.97          2/03/2000           19,889
                            25,000        5.88          2/14/2000           24,809
                            65,000        6.573         3/15/2000           64,999


Merrill Lynch Ready Assets Trust
December 31, 1999

SCHEDULE OF INVESTMENTS (continued)                           (in Thousands)
                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date            Value
Commercial Paper (continued)

Centric Capital         $   15,000        5.98%         1/18/2000      $    14,955
Corp.                       20,000        6.06          1/31/2000           19,899
                            22,400        5.98          2/02/2000           22,279
                            20,000        6.00          2/10/2000           19,865
                            15,000        5.85          2/15/2000           14,883
                            15,000        5.92          2/23/2000           14,861
                            20,000        6.10          3/01/2000           19,807

Citicorp                    25,000        5.75          2/17/2000           24,797

Corporate Asset             15,000        6.50          1/20/2000           14,946
Funding Co. Inc.            25,000        6.10          2/03/2000           24,856
                            20,000        6.00          2/10/2000           19,865
                            25,000        5.86          2/24/2000           24,763
                            25,000        5.98          3/01/2000           24,758

Corporate                   15,000        6.10          1/18/2000           14,956
Receivables Corp.           15,000        5.88          2/16/2000           14,880

Countrywide Home            20,000        4.15          1/04/2000           19,991
Loans, Inc.                 17,000        6.22          2/15/2000           16,865

Credit Suisse First         20,000        5.41          2/02/2000           19,892
Boston Inc.

Credit Suisse First         25,000        5.95          3/10/2000           24,721
Boston, International
Ltd.

Cregem North                10,000        5.755         4/10/2000            9,837
America, Inc.

DaimlerChrysler             35,000        5.99          2/08/2000           34,777
North America
Holdings Corp.

Delaware Funding            26,508        5.81          1/25/2000           26,401
Corp.

Den Danske Corp.            30,000        5.84          2/17/2000           29,756
                            25,000        5.735         5/19/2000           24,429

Den Norske Bank ASA         25,000        5.79          3/29/2000           24,642

Edison Asset                25,000        5.81          1/24/2000           24,903
Securitization, LLC         25,000        5.76          1/31/2000           24,873
                            25,000        5.80          2/23/2000           24,768
                            25,000        5.75          2/24/2000           24,763
                            25,000        5.73          2/28/2000           24,758
                            25,000        5.75          2/28/2000           24,759
                            25,000        5.75          2/29/2000           24,762
                            20,000        5.85          2/29/2000           19,810
                            10,000        5.83          3/08/2000            9,892
                            25,000        5.79          3/15/2000           24,701
                            20,000        5.94          3/22/2000           19,737


Merrill Lynch Ready Assets Trust
December 31, 1999

SCHEDULE OF INVESTMENTS (continued)                           (in Thousands)
                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date            Value
Commercial Paper (continued)

Enterprise              $   13,000        5.93%         1/25/2000      $    12,946
Funding Corp.               20,140        6.05          2/01/2000           20,032

Eureka                      26,395        6.45          1/24/2000           26,282
Securitization Inc.         20,000        5.93          1/25/2000           19,919
                            25,000        6.08          1/26/2000           24,895
                            20,000        5.95          1/27/2000           19,912
                            20,000        5.88          2/15/2000           19,844

Finova Capital Corp.        15,000        6.10          1/20/2000           14,949
                            20,000        5.88          2/16/2000           19,840
                            28,000        5.85          2/22/2000           27,744
                            10,000        5.80          3/07/2000            9,893

Formosa Plastics            25,000        5.41          1/27/2000           24,891
Corporation, USA,           15,000        5.41          1/28/2000           14,932
Series B

Fortis Funding LLC          25,000        5.74          5/12/2000           24,459

GE Capital                  25,000        5.98          2/09/2000           24,835
International               20,000        5.95          2/17/2000           19,837
Funding, Inc.               20,000        5.95          2/18/2000           19,834
                            20,000        5.78          5/01/2000           19,603
                            20,000        5.78          5/04/2000           19,593

GTE Corporation             20,000        6.10          2/11/2000           19,858

General Electric            10,000        5.75          3/07/2000            9,893
Capital Corp.               20,000        5.86          3/07/2000           19,787
                            20,000        5.82          3/10/2000           19,777
                            13,000        5.73          5/16/2000           12,710
                            20,000        5.73          5/17/2000           19,550
                            30,000        5.73          5/25/2000           29,285

Grand Funding Corp.         20,000        6.07          1/10/2000           19,968
                             9,000        6.07          1/14/2000            8,980
                            25,000        6.00          2/09/2000           24,835
                            22,975        6.02          2/09/2000           22,824

Greenwich Funding           14,601        6.05          2/04/2000           14,518
Corp.                       25,000        6.00          2/07/2000           24,845
                            30,000        6.20          2/08/2000           29,799
                             4,753        5.77          5/09/2000            4,652

Kitty Hawk Funding          15,511        6.05          1/18/2000           15,465
Corp.                       20,000        6.09          1/26/2000           19,912
                            11,309        5.98          2/03/2000           11,246
                            13,198        6.05          2/18/2000           13,088
                            25,000        5.77          3/20/2000           24,680
                            15,352        5.78          3/31/2000           15,127


Merrill Lynch Ready Assets Trust
December 31, 1999

SCHEDULE OF INVESTMENTS (continued)                           (in Thousands)
                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date            Value
Commercial Paper (concluded)

Knight-Ridder, Inc.     $   21,598        5.95%         2/16/2000      $    21,426

Lehman Brothers             15,000        5.90          2/22/2000           14,863
Holdings Inc.               25,000        5.95          3/06/2000           24,738

Morgan Stanley,             35,000        4.83          1/28/2000           35,000
Dean Witter & Co.           25,000        6.15          3/27/2000           24,650

New Center Asset            35,000        6.15          2/01/2000           34,809
Trust

Old Line Funding            25,029        6.08          1/19/2000           24,949
Corp.                       19,000        6.05          1/21/2000           18,933
                            13,000        5.95          1/28/2000           12,941
                            13,000        5.98          2/10/2000           12,912
                            16,452        5.98          2/11/2000           16,338

Park Avenue                 25,000        5.89          2/11/2000           24,827
Receivables Corp.           11,000        6.561         2/11/2000           11,000

Salomon, Smith              25,000        5.77          2/11/2000           24,826
Barney Holdings, Inc.

San Paolo US                25,000        5.73          5/12/2000           24,459
Financial Company

Tulip Funding Corp.          7,212        6.15          1/21/2000            7,187
                            30,000        5.83          2/07/2000           29,814
                            17,788        6.00          2/07/2000           17,677
                            30,000        5.85          2/24/2000           29,716
                            15,000        5.85          2/28/2000           14,855

Unifunding, Inc.            27,940        5.92          2/10/2000           27,751

Variable Funding            20,000        6.16          1/06/2000           19,980
Capital Corp.               20,000        6.15          1/07/2000           19,977
                            25,000        6.20          1/11/2000           24,953
                            20,000        6.05          1/24/2000           19,919
                            20,000        5.86          2/16/2000           19,840
                            25,000        6.50          2/24/2000           25,000
                            40,000        5.65          2/25/2000           39,647

WCP Funding Inc.            12,500        5.92          2/11/2000           12,414

Windmill Funding            25,000        5.85          1/10/2000           24,959
Corp.                       20,000        6.03          1/13/2000           19,958
                            20,000        6.05          2/03/2000           19,889
                            25,000        5.79          2/04/2000           24,857
                            20,000        6.00          2/04/2000           19,886
                            25,000        5.85          2/07/2000           24,845
                            25,173        5.87          2/24/2000           24,935
                            15,077        5.88          2/25/2000           14,932

Woolwich PLC                20,000        5.75          5/16/2000           19,554

Total Commercial Paper
(Cost--$2,975,742)                                                       2,975,577



Merrill Lynch Ready Assets Trust
December 31, 1999

SCHEDULE OF INVESTMENTS (continued)                           (in Thousands)
                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date            Value
Corporate Notes--11.2%

Abbey National          $   25,000        6.00%        11/20/2000      $    24,975
Treasury Services PLC

American Honda              35,000        6.479++       8/03/2000           34,994
Finance Corp.

CIT Group                   32,000        5.655++       5/30/2000           31,993
Holdings, Inc.              25,000        5.80++        9/15/2000           24,983

Ford Motor Credit           30,000        5.70++        5/05/2000           30,000
Company                     30,000        5.70++        5/23/2000           30,000
                            20,000        5.499++      10/02/2000           20,002
                            40,000        5.57++       11/24/2000           39,982

General Electric            20,000        6.126++       4/12/2000           20,000
Capital Corp.               13,500        6.111++       5/03/2000           13,503
                            13,000        5.39++        5/12/2000           13,001
                            35,000        6.041++       5/26/2000           35,004

General Motors              15,000        5.75          7/28/2000           14,964
Acceptance Corp.            20,000        6.114++      10/06/2000           19,995
                            25,000        6.26++       12/01/2000           25,015
                            21,000        6.136++       2/27/2001           20,983

Household Finance           31,000        6.095++       5/15/2000           30,997
Corp.

Morgan Guaranty             16,500        5.65++        5/10/2000           16,498
Trust Company of
New York

Morgan Stanley, Dean        30,000        6.201++       1/22/2001           30,000
Witter & Co.

Restructured Asset          20,500        6.51++        8/11/2000           20,500
Securities with Enhan-
ced Returns, Series
1998-MM-12-3 Trust

Restructured Asset          37,100        5.50++        1/21/2000           37,100
Securities with Enhan-
ced Returns, Series
1998-MM-7-1 Trust

SMM Trust 1999-H            25,300        6.255++       9/25/2000           25,300

Structured Asset            15,000        6.184++      10/04/2000           15,000
Vehicle Securities
Trust, Series 99-1

Wells Fargo & Co.           20,000        5.225         4/10/2000           19,968

Xerox Capital               25,000        6.131++       7/19/2000           24,988
(Europe) PLC

Xerox Corp.                 57,500        5.70          7/26/2000           57,232

Xerox Credit Corp.          22,500        5.62++        4/06/2000           22,495

Total Corporate Notes (Cost--$699,763)                                     699,472


Merrill Lynch Ready Assets Trust
December 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                           (in Thousands)
                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date            Value
Funding Agreements--2.4%

Jackson National        $   80,000        6.496%++      5/01/2000      $    80,000
Life Insurance Co.

Metropolitan Life           50,000        6.546++       5/01/2000           50,000
Insurance Company

Monumental Life             20,000        6.621++      11/17/2000           20,000
Insurance Company

Total Funding Agreements
(Cost--$150,000)                                                           150,000

Master Notes--0.3%

Goldman Sachs               16,000        5.39++        1/12/2001           16,000
Group, Inc.

Total Master Notes
(Cost--$16,000)                                                             16,000

Promissory Notes--4.4%

Goldman Sachs              150,000        6.546++       7/07/2000          150,000
Group, Inc.                125,000        6.546++       8/04/2000          125,000

Total Promissory Notes
(Cost--$275,000)                                                           275,000

Time Deposits--3.9%

Chase Manhattan            244,209        4.50++        1/03/2000          244,209
Bank USA, NA

Total Time Deposits
(Cost--$244,209)                                                           244,209

US Government, Agency & Instrumentality
Obligations--Discount--0.8%

Federal Home Loan           10,000        5.39          8/04/2000            9,655
Mortgage Corporation

Federal National            25,000        5.24          3/08/2000           24,750
Mortgage Association

US Treasury Bills           15,000        4.94          9/14/2000           14,402

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$48,897)                                       48,807


Merrill Lynch Ready Assets Trust
December 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                           (in Thousands)
                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date            Value
US Government, Agency & Instrumentality
Obligations--Non-Discount--14.8%

Federal Home Loan       $   25,000        4.90%++       1/14/2000      $    24,991
Banks                       50,000        4.935++       1/19/2000           49,981
                            19,000        5.973++       4/24/2000           18,998
                            25,000        5.973++       4/24/2000           24,997
                            25,000        6.003++       4/28/2000           24,997
                            25,000        5.923++       7/14/2000           24,993

Federal Home Loan           25,000        5.963++       7/14/2000           24,993
Mortgage                    20,000        5.05         11/17/2000           19,776
Corporation                 15,000        5.18         11/24/2000           14,844
                            19,500        5.15          1/26/2001           19,243
                            20,000        5.125         2/08/2001           19,720
                            10,000        5.18          2/09/2001            9,865

Federal National            20,000        5.60          1/12/2000           20,000
Mortgage                    10,000        6.20          6/26/2000           10,000
Association                 20,000        5.993++       7/21/2000           19,994
                            30,000        5.993++       8/02/2000           29,982
                            10,000        5.07         12/14/2000            9,880
                            20,000        5.21          1/26/2001           19,757
                            20,000        5.41          3/22/2001           19,762
                            15,000        6.00          7/17/2001           14,883

Student Loan                55,000        5.863++       1/12/2000           55,000
Marketing                   50,000        5.888++       2/02/2000           49,999
Association                 42,000        5.908++       2/04/2000           41,999
                            35,000        6.113++       2/14/2000           34,997
                            50,000        6.215++       9/29/2000           49,989
                            50,000        6.216++       9/29/2000           49,993
                            35,000        6.211++      10/02/2000           34,986

US Treasury Notes           40,000        5.375         1/31/2000           40,000
                            65,000        6.875         3/31/2000           65,244
                            40,000        6.125         7/31/2000           40,062
                            20,000        4.50          9/30/2000           19,781
                            10,000        4.625        11/30/2000            9,875
                            10,000        5.00          4/30/2001            9,853

Total US Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$926,191)                                 923,434

Total Investments (Cost--$6,245,130)--100.1%                             6,240,485

Liabilities in Excess of Other Assets--(0.1%)                               (8,539)
                                                                        ----------
Net Assets--100.0%                                                      $6,231,946
                                                                        ==========


 *Commercial Paper and certain US Government, Agency &
  Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; interest rates shown are the rates in effect at December 31, 1999.
++Variable rate notes.

  See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
December 31, 1999


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of December 31, 1999
Assets:             Investments, at value (identified cost--$6,245,129,916*)                             $ 6,240,484,786
                    Cash                                                                                          33,596
                    Receivables:
                      Interest                                                       $    36,850,249
                      Beneficial interest sold                                               406,228          37,256,477
                                                                                     ---------------
                    Prepaid registration fees and other assets                                                   219,077
                                                                                                         ---------------
                    Total assets                                                                           6,277,993,936
                                                                                                         ---------------

Liabilities:        Payables:
                      Beneficial interest redeemed                                        37,873,819
                      Investment adviser                                                   2,193,457
                      Distributor                                                          1,936,060
                      Dividends to shareholders                                                2,341          42,005,677
                                                                                     ---------------
                    Accrued expenses and other liabilities                                                     4,041,804
                                                                                                         ---------------
                    Total liabilities                                                                         46,047,481
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 6,231,946,455
                                                                                                         ===============

Net Assets          Shares of beneficial interest, $.10 par value,
Consist of:         unlimited number of shares authorized                                                $   623,659,159
                    Paid-in capital in excess of par                                                       5,612,932,426
                    Unrealized depreciation on investments--net                                               (4,645,130)
                                                                                                         ---------------
                    Net Assets--Equivalent to $1.00 per share based on 6,236,591,585
                    shares of beneficial interest outstanding                                            $ 6,231,946,455
                                                                                                         ===============


                   *Cost for Federal income tax purposes. As of December 31, 1999, net unrealized depreciation for Federal income tax purposes amounted to
                    $4,645,130, of which $227,879 related to appreciated securities and
                    $4,873,009 related to depreciated securities.

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
December 31, 1999


FINANCIAL INFORMATION (continued)

Statement of Operations
                                                                                                      For the Year Ended
                                                                                                      December 31, 1999
Investment Income:  Interest and amortization of premium and discount earned                             $   345,831,237

Expenses:           Investment advisory fees                                         $    23,553,991
                    Transfer agent fees                                                    9,529,263
                    Distribution fees                                                      7,533,473
                    Accounting services                                                      344,997
                    Custodian fees                                                           283,702
                    Printing and shareholder reports                                         237,228
                    Trustees' fees and expenses                                              170,306
                    Registration fees                                                        141,512
                    Professional fees                                                         98,320
                    Pricing services                                                           4,690
                    Other                                                                     55,231
                                                                                     ---------------
                    Total expenses                                                                            41,952,713
                                                                                                         ---------------
                    Investment income--net                                                                   303,878,524
                                                                                                         ---------------

Realized &          Realized gain on investments--net                                                             29,731
Unrealized          Change in unrealized appreciation/depreciation on
Gain (Loss) on      investments--net                                                                          (4,886,813)
Investments--Net:                                                                                        ---------------
                    Net Increase in Net Assets Resulting from Operations                                 $   299,021,442
                                                                                                         ===============

                    See Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                 For the Year
                                                                                               Ended December 31,
Increase (Decrease) in Net Assets:                                                         1999                 1998
Operations:         Investment income--net                                           $   303,878,524     $   359,882,046
                    Realized gain on investments--net                                         29,731           1,128,586
                    Change in unrealized appreciation/depreciation
                    on investments--net                                                   (4,886,813)            370,665
                                                                                     ---------------     ---------------
                    Net increase in net assets resulting from operations                 299,021,442         361,381,297
                                                                                     ---------------     ---------------

Dividends &         Investment income--net                                              (303,878,524)       (359,882,046)
Distributions to    Realized gain on investments--net                                        (29,731)         (1,128,586)
Shareholders:                                                                        ---------------     ---------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                       (303,908,255)       (361,010,632)
                                                                                     ---------------     ---------------

Beneficial          Net proceeds from sale of shares                                  11,670,524,324      13,077,395,532
Interest            Net asset value of shares issued to shareholders in
Transactions:       reinvestment of dividends and distributions                          302,587,492         359,587,623
                                                                                     ---------------     ---------------
                                                                                      11,973,111,816      13,436,983,155
                    Cost of shares redeemed                                          (12,909,991,558)    (13,210,307,466)
                                                                                     ---------------     ---------------
                    Net increase (decrease) in net assets derived from
                    beneficial interest transactions                                   (936,879,742)         226,675,689
                                                                                     ---------------     ---------------

Net Assets:         Total increase (decrease) in net assets                             (941,766,555)        227,046,354
                    Beginning of year                                                  7,173,713,010       6,946,666,656
                                                                                     ---------------     ---------------
                    End of year                                                      $ 6,231,946,455     $ 7,173,713,010
                                                                                     ===============     ===============

                    See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust
December 31, 1999


FINANCIAL INFORMATION (concluded)

Financial Highlights
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                          For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                    1999          1998          1997         1996         1995
Per Share           Net asset value,
Operating           beginning of year                  $     1.00    $     1.00    $     1.00   $     1.00    $     1.00
Performance:                                           ----------    ----------    ----------   ----------    ----------
                    Investment income--net                  .0464         .0497         .0503        .0491         .0538
                    Realized and unrealized gain
                    (loss) on investments--net             (.0007)        .0003         .0001       (.0003)        .0016
                                                       ----------    ----------    ----------   ----------    ----------
                    Total from investment operations        .0457         .0500         .0504        .0488         .0554
                                                       ----------    ----------    ----------   ----------    ----------
                    Less dividends and distributions:
                      Investment income--net               (.0464)       (.0497)       (.0503)      (.0491)       (.0538)
                      Realized gain on investments--net        --++      (.0002)           --++     (.0001)       (.0001)
                                                       ----------    ----------    ----------   ----------    ----------
                    Total dividends and distributions      (.0464)       (.0499)       (.0503)      (.0492)       (.0539)
                                                       ----------    ----------    ----------   ----------    ----------
                    Net asset value, end of year       $     1.00    $     1.00    $     1.00   $     1.00    $     1.00
                                                       ==========    ==========    ==========   ==========    ==========
                    Total investment return                 4.74%         5.11%         5.16%        5.05%         5.53%
                                                       ==========    ==========    ==========   ==========    ==========

Ratios to Average   Expenses                                 .64%          .65%          .65%         .64%          .67%
Net Assets:                                            ==========    ==========    ==========   ==========    ==========
                    Investment income and realized
                    gain on investments--net                4.64%         5.01%         5.03%        4.88%         5.40%
                                                       ==========    ==========    ==========   ==========    ==========

Supplemental        Net assets, end of year
Data:               (in thousands)                     $6,231,946    $7,173,713    $6,946,667   $7,096,260    $7,079,355
                                                       ==========    ==========    ==========   ==========    ==========


                  ++Amount is less than $.0001 per share.

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
December 31, 1999


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:                 Rate

Not exceeding $500 million                                   .500%
In excess of $500 million but not exceeding $1 billion       .400
In excess of $1 billion but not exceeding $5 billion         .350
In excess of $5 billion but not exceeding $10 billion        .325
In excess of $10 billion but not exceeding $15 billion       .300
In excess of $15 billion but not exceeding $20 billion       .275
In excess of $20 billion                                     .250


Merrill Lynch Ready Assets Trust
December 31, 1999


NOTES TO FINANCIAL STATEMENTS (concluded)


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of .125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, FDS, PSI, PFD, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Ready Assets Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Ready Assets Trust as of December 31, 1999, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Ready Assets Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 14, 2000
</AUDIT-REPORT>


Merrill Lynch Ready Assets Trust
December 31, 1999



IMPORTANT TAX INFORMATION (unaudited)

None of the ordinary income distributions paid daily by Merrill Lynch Ready Assets Trust during the fiscal year ended December 31, 1999 qualify for the dividends received deduction for corporations. Additionally, the following table summarizes the long-term capital gains distributions paid by the Trust during the year:

          Payable          Long-Term
           Date          Capital Gains

         3/02/99            $.000010
        12/30/99            $.000001

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Listed below are the percentages of total assets of the Trust invested in Federal obligations as of the end of each quarter of the fiscal year.

                                  Percentage of
For the                              Federal
Quarter Ended                      Obligations*

March 31, 1999                      12.43%
June 30, 1999                       12.30%
September 30, 1999                  12.73%
December 31, 1999                   10.91%

Of the Trust's ordinary income dividends paid during the fiscal year ended December 31, 1999, 11.60% was attributable to Federal obligations. In calculating the foregoing percentage, Trust expenses have been allocated on a pro rata basis.

Please retain this information for your records.

*For purposes of this calculation, Federal obligations include US
 Treasury Notes, US Treasury Bills and US Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks, and the Student Loan Marketing Association. Repurchase agreements are not included in this calculation.



OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Arthur Zeikel, Trustee
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary


Donald Cecil and Edward H. Meyer, Trustees of Merrill Lynch Ready
Assets Trust have recently retired. The Fund's Board of Trustees wishes Mr. Cecil and Mr. Meyer well in their retirements.


Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210